Stockholders' and Members' Equity, Non-Controlling Interest (Q3) (Details) - USD ($) $ in Millions			9 Months Ended
	Jun. 01, 2018	Aug. 01, 2017	Jun. 30, 2020	Mar. 28, 2014
Bosun's Assets and Operations [Member]
Noncontrolling Interest [Abstract]
Amount of investment of purchase price	$ 2.5
Ownership interest percentage.	25.00%
Number of shares issued (in shares)			290,466
Percentage of ownership interest surrendered			25.00%
South Shore Assets and Operations [Member]
Noncontrolling Interest [Abstract]
Amount of investment of purchase price		$ 1.8
Ownership interest percentage.		25.00%
Number of shares issued (in shares)			306,199
Percentage of ownership interest surrendered			25.00%
OneWater LLC [Member]
Noncontrolling Interest [Abstract]
Ownership interest percentage.			58.20%
Ownership interest of parent			41.80%	100.00%